S000009420 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Investment Services Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		34.89%	18.49%	15.27%
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Prospectus [Line Items]
Average Annual Return, Percent		34.39%	18.09%	14.85%
Performance Inception Date					May 01, 2006
iShares U.S. Broker-Dealers & Securities Exchanges ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.01%	17.59%	14.40%
iShares U.S. Broker-Dealers & Securities Exchanges ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.57%	14.56%	12.40%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.